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                              THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y

                                   SUPPLEMENT DATED FEBRUARY 8, 2005

                                TO THE PROSPECTUSES DATED JULY 23, 2004

                            PRODUCTS: LINCOLN SVUL-IV, AMERICAN LEGACY SVUL-IV


Please review this supplement carefully, because it contains new information not included in the Prospectus. It references and amends specific sections of the Prospectus. Keep this supplement with your Prospectus.

PAGE 5: TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES - REPLACE COST OF INSURANCE CHARGE SECTION WITH THE FOLLOWING:

                            TABLE II: PERIODIC CHARGES OTHER THAN OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------
                              WHEN CHARGE                                AMOUNT
         CHARGE               IS DEDUCTED                                DEDUCTED
----------------------      ---------------      -------------------------------------------------------
Cost of Insurance*          Monthly              The monthly cost of insurance rates for standard issue
  Minimum and                                    individuals ranges from a guaranteed minimum of $0.00
  Maximum Charge                                 per $1,000 per month to a guaranteed maximum of $83.33
                                                 per $1,000 per month of net amount at risk.

                                                 Individuals with a higher mortality risk than standard
                                                 issue individuals can be charged from 125% to 10,000%
                                                 of the standard rate.

Charge for a                                     For a male, age 55, nonsmoker, and a female, age 55,
  Representative Insured                         nonsmoker, the guaranteed maximum monthly cost of
                                                 insurance rate is $0.02 per $1000 of net amount at risk
                                                 in the year of policy issue.

PAGE 6: TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES - REPLACE SUPPLEMENTAL TERM INSURANCE RIDER CHARGE SECTION WITH THE FOLLOWING:

                            TABLE II: PERIODIC CHARGES OTHER THAN OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------
                              WHEN CHARGE                                AMOUNT
       CHARGE                 IS DEDUCTED                                DEDUCTED
----------------------      ---------------      -------------------------------------------------------
Supplemental Term           Monthly              The monthly cost of insurance rates for standard issue
Insurance Rider*                                 individuals ranges from a guaranteed minimum of $0.00
  Minimum and                                    per $1,000 per month to a guaranteed maximum of $83.33
  Maximum Charge                                 per $1,000 per month of net amount at risk.

                                                 Individuals with a higher mortality risk than standard
                                                 issue individuals can be charged from 125% to 10,000% of
                                                 the standard rate.

Charge for a                                     For a male, age 55, nonsmoker, and a female, age 55,
  Representative Insured                         nonsmoker, the guaranteed maximum monthly cost of
                                                 insurance rate is $0.02 per $1000 of net amount at risk
                                                 in the year of policy issue.